RETIREMENT PLAN	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
RETIREMENT PLAN

NOTE 15: RETIREMENT PLAN

The Company has a 401(k) savings plan covering all employees who have six months of service and who are at least 21 years of age. Employees may contribute up to a maximum amount allowable per the Internal Revenue Code. Employer contributions are determined at the discretion of the Company’s Board of Directors. The Company’s contributions with respect to the plan were approximately $68 thousand for the year ended December 31, 2021. There were no contributions by the Company to the plan for the year ended December 31, 2020.